Fair Value Measurement - Summary of Warrants Classified as Equity That Are Measured at Fair Value on Nonrecurring Basis (Detail) - Fair Value, Nonrecurring - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants	$ 970	$ 970
Fair Value, Inputs, Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants	0	0
Fair Value, Inputs, Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants	0	0
Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants	$ 970	$ 970